Income Taxes (Summary of Taxes on Financial Statements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
(Provision) benefit for income taxes	$ (26)	$ (59)	$ (86)
Shareholders' equity, foreign currency translation adjustment	1	1	(2)
Shareholders' equity, pension and post-retirement benefits	26	11	(14)
Shareholders' equity, changes in fair value of derivatives	3	2	3
Total income taxes	$ 4	$ (45)	$ (99)